Deferred income tax - Recoverability analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	$ 147,475	$ 153,486
Deferred tax liabilities	(233,115)	(271,175)
1 year or less
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	344	817
Deferred tax liabilities	(1,109)	(190)
Recovered after 12 months
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	190,492	187,981
Deferred tax liabilities	$ (275,367)	$ (306,677)